Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	YY Inc.
Entity Central Index Key	0001530238
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Trading Symbol	YY
Class A common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	945,245,908
Class B common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	317,982,976